Trade and other receivables, net - Carrying Amounts (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Trade and other receivables	$ 446,053	$ 251,866
US Dollar
Disclosure of financial assets [line items]
Trade and other receivables	202,573	84,477
Argentine Peso
Disclosure of financial assets [line items]
Trade and other receivables	94,935	70,837
Uruguayan Peso
Disclosure of financial assets [line items]
Trade and other receivables	2,385	2,478
Brazilian Reais
Disclosure of financial assets [line items]
Trade and other receivables	$ 146,160	$ 94,074